Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Apr. 03, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager Alternatives Fund Multi-Manger Non-Core Fixed Income Fund Multi-Manager Global Equity Fund Multi-Manger Real Assets Strategy Fund	GQG Partners International Opportunities Fund Multi-Manager International Equity Fund Multi-Manager U.S. Dynamic Equity Fund, and Multi-Manager U.S. Small Cap Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager Alternatives Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manger Non-Core Fixed Income Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Multi-Manager Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager Global Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Multi-Manager Real Assets Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manger Real Assets Strategy Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager International Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Multi-Manager U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager U.S. Dynamic Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Multi-Manager U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager U.S. Small Cap Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date Retirement Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2025 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2030 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2035 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2050 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs GQG Partners International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

GQG Partners International Opportunities Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Goldman Sachs Target Date 2060 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.